Hybrid Financial Instruments: Convertible debentures with embedded derivatives - Schedule of Fair Value of Conversion Right Using Finite Difference Method and Share Interest Feature Using the Monte Carlo Simulations (Details)
6 Months Ended
Jun. 30, 2025 $ / shares
Disclosure of fair value measurement of liabilities [line items]
Maturity date, term	4 years
Share price (in dollars per share)	$ 7.75
Peer group percentage	65.00%
Dividend yield	0.00%
Interest rate	4.00%
Interest rate floor	3.00%
Basis spread on variable rate	8.33%
Conversion price (in dollars per share)	$ 8.00
Conversion cap (in dollars per share)	$ 12.00
Credit spread percentage	17.50%
Percentage of par value	98.50%
Valuation Date
Disclosure of fair value measurement of liabilities [line items]
Key Inputs	March 27, 2024
Maturity Date
Disclosure of fair value measurement of liabilities [line items]
Key Inputs	March 27, 2028, term of 4 years
Risk-free Rate
Disclosure of fair value measurement of liabilities [line items]
Key Inputs	Zero coupon curve based on United States Dollar Swap rates as of March 27, 2024
Share Price
Disclosure of fair value measurement of liabilities [line items]
Key Inputs	$7.75, based on Lifezone’s March 27, 2024, closing share price on the NYSE
Equity Volatility
Disclosure of fair value measurement of liabilities [line items]
Key Inputs	65%, selected based on review of the volatility (rounded) of a group of peer companies
Dividend Yield
Disclosure of fair value measurement of liabilities [line items]
Key Inputs	Assumed at 0% as Management does not expect dividends to be distributed during the term of the Debenture
Interest Rate
Disclosure of fair value measurement of liabilities [line items]
Key Inputs	Forward SOFR + 4.0%, subject to a SOFR floor of 3.0%, 30/360 basis
Conversion Price
Disclosure of fair value measurement of liabilities [line items]
Key Inputs	$8.00
Conversion Cap
Disclosure of fair value measurement of liabilities [line items]
Key Inputs	$12.00
Credit Spread
Disclosure of fair value measurement of liabilities [line items]
Key Inputs	17.5% based on an estimated market-based unsecured rate for Lifezone Metals and consideration of calibrating the fair value of the Debentures to 98.5% of par